Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.5%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$581	$592,161
2.80%, 03/01/27 (Call 12/01/26)	880	898,357
Embraer Netherlands Finance BV, 5.40%, 02/01/27	625	709,887
General Dynamics Corp., 2.63%, 11/15/27 (Call 08/15/27)	645	672,974
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	940	997,848
Raytheon Co., 7.20%, 08/15/27	110	146,843
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	1,446	1,576,762
United Technologies Corp., 3.13%, 05/04/27 (Call 01/04/27)	1,411	1,510,433

		7,105,265

Agriculture — 1.8%
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	3,577	3,748,195
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	725	757,915
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	655	695,329

		5,201,439

Airlines — 0.7%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	739	779,461
Series 2015-2, Class AA, 3.60%, 09/22/27(a)	258	276,899
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 11/15/27	488	503,253
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	540	581,602

		2,141,215

Apparel — 0.2%
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	637	664,894

Auto Manufacturers — 1.5%
American Honda Finance Corp., 2.35%, 01/08/27	25	25,393
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)(a)	785	769,920
4.27%, 01/09/27 (Call 11/09/26)	400	405,688
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)(a)	830	884,564
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	1,283	1,375,607
Toyota Motor Credit Corp., 3.20%, 01/11/27	822	888,558

		4,349,730

Auto Parts & Equipment — 0.3%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	703	730,009

Banks — 15.6%
Banco Santander SA, 4.25%, 04/11/27	1,070	1,183,463
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	2,674	2,844,655
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,963	2,174,808
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	800	862,832
Citigroup Inc., 4.45%, 09/29/27	4,021	4,521,494
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	3,195	3,467,406
5.95%, 01/15/27	741	899,396
ING Groep NV, 3.95%, 03/29/27	1,365	1,508,475
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,436	1,546,242
4.25%, 10/01/27(a)	1,430	1,617,645
8.00%, 04/29/27	345	468,396
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,405	1,507,860
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	590	639,648

Security	Par (000)	Value

Banks (continued)

Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	$1,115	$1,190,831
3.68%, 02/22/27	1,014	1,104,935
Mizuho Financial Group Inc.
3.17%, 09/11/27	955	1,007,267
3.66%, 02/28/27	800	867,000
Morgan Stanley
3.63%, 01/20/27(a)	2,954	3,202,904
3.95%, 04/23/27(a)	2,055	2,241,306
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	635	677,964
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	898	963,644
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	1,125	1,232,494
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	835	894,920
3.36%, 07/12/27(a)	1,738	1,859,503
3.45%, 01/11/27	1,065	1,140,881
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,390	1,493,819
Wells Fargo & Co., 4.30%, 07/22/27(a)	2,630	2,945,600
Westpac Banking Corp., 3.35%, 03/08/27	850	922,012

		44,987,400

Beverages — 1.2%
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	415	444,552
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	759	813,238
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	565	600,703
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)(a)	1,338	1,439,768

		3,298,261

Biotechnology — 0.9%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)(a)	1,045	1,120,083
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)(a)	1,325	1,398,154

		2,518,237

Building Materials — 0.5%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	130	137,641
3.50%, 12/15/27 (Call 09/15/27)	461	493,916
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	453	478,798
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	240	261,156

		1,371,511

Chemicals — 1.8%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	390	420,631
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	1,223	1,296,380
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	770	822,121
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	540	571,812
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,798	1,933,443

		5,044,387

Commercial Services — 0.5%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	908	1,006,364
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	405	426,015

		1,432,379

Computers — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	2,329	2,472,070
3.00%, 06/20/27 (Call 03/20/27)(a)	803	857,146
3.00%, 11/13/27 (Call 08/13/27)	1,229	1,314,797
3.20%, 05/11/27 (Call 02/11/27)(a)	1,647	1,775,647
3.35%, 02/09/27 (Call 11/09/26)	1,859	2,019,097

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	$660	$721,241
International Business Machines Corp.
3.30%, 01/27/27	475	512,782
6.22%, 08/01/27(a)	245	311,753
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	785	846,976

		10,831,509

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	284	306,277
Procter & Gamble Co. (The), 2.85%, 08/11/27(a)	695	753,366
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	725	771,357

		1,831,000

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)(a)	854	894,540
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)(a)	727	769,108
3.63%, 12/01/27 (Call 09/01/27)	470	497,143
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,807	1,950,855
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	1,354	1,463,647
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	800	881,856
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	895	956,173
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	1,089	1,192,128
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	475	506,673
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	305	329,156
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	540	577,671
Jefferies Group LLC, 6.45%, 06/08/27	225	272,144
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	817	906,118
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	410	435,555
ORIX Corp., 3.70%, 07/18/27	285	309,921
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)(a)	905	963,879
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	1,035	1,108,930
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	725	768,964

		14,784,461

Electric — 5.4%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	390	411,052
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	415	440,572
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	45	47,317
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	293	303,123
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	515	543,047
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	620	664,200
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	365	385,922
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	390	418,138
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	425	454,767
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	602	651,171
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	854	900,893
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	520	557,237
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	690	796,315

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	$400	$425,296
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	265	280,434
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,589	1,735,061
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	310	328,098
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	305	325,664
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	521	555,730
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	330	352,008
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	250	266,757
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,407	1,521,713
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	620	665,043
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	317	336,803
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	680	715,748
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	232	244,665
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	940	1,023,810
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	192	203,921

		15,554,505

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)(a)	25	25,933

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	255	272,381
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	560	634,816
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	566	597,702
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	519	545,718

		2,050,617

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	968	1,047,047
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	1,025	1,093,121

		2,140,168

Food — 2.1%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	660	707,249
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	570	606,611
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	740	796,928
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	812	884,999
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	772	824,898
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	849	907,904
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,230	1,331,487

		6,060,076

Forest Products & Paper — 0.7%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	425	433,355
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	515	569,389
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	1,029	1,083,805

		2,086,549

Gas — 0.8%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	453	480,560
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)(a)	430	442,242
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)(a)	1,225	1,317,549

		2,240,351

Health Care - Products — 0.5%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	415	450,686

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	$801	$856,557

		1,307,243

Health Care - Services — 2.5%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,555	1,678,094
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	1,295	1,422,272
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	772	844,475
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	135	144,338

Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	475	509,000
UnitedHealth Group Inc.
2.95%, 10/15/27	1,064	1,123,733
3.38%, 04/15/27	645	697,942
3.45%, 01/15/27	707	769,987

		7,189,841

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)(a)	432	455,384

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	520	551,611
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	525	556,547

		1,108,158

Insurance — 1.9%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	497	543,291
Aon Corp., 8.21%, 01/01/27(a)	460	595,166
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	403	441,664
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,520	1,539,182
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	480	513,077
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	345	367,277
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	381	411,084
Progressive Corp. (The), 2.45%, 01/15/27	663	679,893
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	225	242,928

		5,333,562

Internet — 2.7%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	2,365	2,527,073
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	3,191	3,453,268
Baidu Inc., 3.63%, 07/06/27	660	702,722
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	1,115	1,186,115

		7,869,178

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	305	392,010

Machinery — 0.4%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	484	513,606
John Deere Capital Corp., 2.80%, 09/08/27(a)	721	759,610

		1,273,216

Manufacturing — 1.3%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	895	943,966
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	425	456,161
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	855	909,865
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	325	348,267
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)(a)	835	888,707
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	290	309,288

		3,856,254

Security	Par (000)	Value

Media — 1.6%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	$1,615	$1,644,118
3.30%, 02/01/27 (Call 11/01/26)	1,177	1,265,004
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	775	835,667
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	948	970,430

		4,715,219

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	470	500,273

Oil & Gas — 4.1%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	1,168	1,222,219
3.59%, 04/14/27 (Call 01/14/27)	1,060	1,147,959
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	861	916,646
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,348	1,440,971
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	1,065	1,136,451
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	811	841,477
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	890	940,329
Eni USA Inc., 7.30%, 11/15/27	195	256,829
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	1,150	911,490
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	1,065	1,138,155
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,054	1,154,678
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)(a)	620	631,867

		11,739,071

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,526	1,616,232

Packaging & Containers — 0.4%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	440	469,942
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	645	677,153

		1,147,095

Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	680	723,595
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	789	839,449
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,633	1,774,189
Bristol-Myers Squibb Co.
3.25%, 02/27/27	910	990,289
3.45%, 11/15/27 (Call 08/15/27)(b)	868	947,431
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,475	1,544,561
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(b)	520	539,188
3.40%, 03/01/27 (Call 12/01/26)(a)(b)	1,415	1,494,325
CVS Health Corp., 6.25%, 06/01/27(a)	250	303,840
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	640	684,422
5.50%, 03/15/27	425	520,276
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	1,304	1,394,185
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	1,045	1,125,737
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)(a)	780	819,616

		13,701,103

Pipelines — 5.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	510	528,931
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,275	1,423,091
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	805	811,931
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	852	915,014

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	$690	$735,050
5.50%, 06/01/27 (Call 03/01/27)(a)	935	1,069,462
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	755	830,092
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)(a)	1,270	1,345,883
4.25%, 12/01/27 (Call 09/01/27)(b)	808	862,298
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	75	81,177
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	555	595,754
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,450	1,615,256
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)(a)	728	765,012
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	525	559,073
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	260	324,776
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)(a)	1,927	2,035,972

		14,498,772

Real Estate Investment Trusts — 7.6%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	408	448,568
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	431	465,648
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	251	256,690
3.13%, 01/15/27 (Call 10/15/26)(a)	790	819,175
3.55%, 07/15/27 (Call 04/15/27)	887	945,808
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	530	571,621
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	225	241,886
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	645	691,963
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	1,017	1,097,547
4.00%, 03/01/27 (Call 12/01/26)(a)	610	670,085
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 06/15/27)	1,300	1,410,019
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)(a)	615	658,708
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	545	597,538
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	1,031	1,119,336
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	610	654,744
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	220	237,483
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	515	548,212
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	605	652,559
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	290	311,225
Hudson Pacific Properties LP, 3.95%, 11/01/27	325	350,607
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	280	304,789
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	365	394,196
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	342	370,926
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	505	539,921
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	633	695,654
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	145	158,360
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	472	502,982
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	788	826,116
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	430	460,999

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust, 4.95%, 02/15/27 (Call 08/15/26)	$455	$483,419
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	1,067	1,150,397
3.38%, 12/01/27 (Call 09/01/27)	609	657,744
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	345	381,204
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	355	364,024
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	190	203,824
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)(a)	505	545,466
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)(a)	740	797,890
Weyerhaeuser Co., 6.95%, 10/01/27	120	155,360

		21,742,693

Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	295	306,720
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	540	586,775
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)(a)	1,027	1,104,035
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	505	542,794
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	640	701,549
Home Depot Inc. (The), 2.80%, 09/14/27 (Call 06/14/27)	1,032	1,089,534
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,532	1,618,420
McDonald’s Corp., 3.50%, 03/01/27 (Call 12/01/26)	1,299	1,409,662
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	318	336,069
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	821	894,028
Walmart Inc., 5.88%, 04/05/27	290	363,103

		8,952,689

Semiconductors — 4.2%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,405	1,518,369
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,721	4,984,149
Intel Corp., 3.15%, 05/11/27 (Call 02/11/27)(a)	1,011	1,091,910
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	520	552,760
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	1,071	1,168,900
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,993	2,141,279
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)(a)	575	613,031

		12,070,398

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	657	701,913

Software — 3.8%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	370	395,789
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	350	354,749
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	570	610,060
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	452	498,203
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	551	608,370
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	3,855	4,220,223
Oracle Corp., 3.25%, 11/15/27 (Call 08/15/27)(a)	2,681	2,900,413
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	1,380	1,466,457

		11,054,264

Telecommunications — 3.4%
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	1,330	1,447,160
4.25%, 03/01/27 (Call 12/01/26)(a)	1,944	2,166,063
Telefonica Emisiones SA, 4.10%, 03/08/27	1,426	1,572,949
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	475	491,729
3.70%, 09/15/27 (Call 06/15/27)	610	662,576

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc., 4.13%, 03/16/27	$3,083	$3,478,950

		9,819,427

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	688	706,156

Transportation — 1.7%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	912	995,339
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,145	1,228,688
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	675	712,665
Norfolk Southern Corp., 3.15%, 06/01/27 (Call 03/01/27)(a)	340	362,634
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	215	215,688
3.00%, 04/15/27 (Call 01/15/27)	145	154,216
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,091	1,167,719

		4,836,949

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	330	352,899

Water — 0.3%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	677	706,585

Total Corporate Bonds & Notes — 98.7% (Cost: $267,133,155)		284,096,480

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	36,008	$36,030,080
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,707	1,707,000

		37,737,080

Total Short-Term Investments — 13.1% (Cost: $ 37,727,447)		37,737,080

Total Investments in Securities — 111.8% (Cost: $ 304,860,602)		321,833,560

Other Assets, Less Liabilities — (11.8)%		(33,971,238)

Net Assets — 100.0%		$287,862,322

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,287	12,721	36,008	$36,030,080	$27,558	(b)	$(708)	$4,234
BlackRock Cash Funds: Treasury, SL Agency Shares	775	932	1,707	1,707,000	4,946		—	—

				$37,737,080	$32,504		$(708)	$4,234

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$284,096,480	$—	$284,096,480
Money Market Funds	37,737,080	—	—	37,737,080

	$37,737,080	$284,096,480	$—	$321,833,560

5